Property and equipment - Summary of the Estimated Useful Lives and Depreciation Method (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 33,983
Ending Balance	35,923	€ 33,983
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,361
Ending Balance	25,219	28,361
Other facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,619
Ending Balance	10,685	5,619
Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3
Ending Balance	19	3
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,157	58,264
Additions	8,791	7,566
Disposals	(2,731)	(3,036)
Translation adjustments	2,084	(2,637)
Additions through business combinations	3,789
Ending Balance	72,090	60,157
Gross carrying amount [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,086	38,227
Additions	2,961	5,374
Disposals	(2,325)	(1,347)
Reclassification		1,031
Translation adjustments	1,569	(2,199)
Additions through business combinations	433
Ending Balance	43,724	41,086
Gross carrying amount [member] | Other facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,068	19,339
Additions	5,807	1,872
Disposals	(398)	(1,689)
Translation adjustments	514	(454)
Additions through business combinations	3,356
Ending Balance	28,347	19,068
Gross carrying amount [member] | Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3	698
Additions	23	320
Disposals	(8)
Reclassification		(1,031)
Translation adjustments	1	16
Ending Balance	19	3
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,174)	(19,335)
Additions	(10,327)	(9,767)
Disposals	1,156	2,159
Translation adjustments	(822)	769
Ending Balance	(36,167)	(26,174)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,725)	(6,989)
Additions	(6,266)	(6,763)
Disposals	964	532
Translation adjustments	(478)	495
Ending Balance	(18,505)	(12,725)
Accumulated depreciation and amortisation [member] | Other facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,449)	(12,346)
Additions	(4,061)	(3,004)
Disposals	192	1,627
Translation adjustments	(344)	274
Ending Balance	€ (17,662)	€ (13,449)